Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit (loss) before income taxes	R$ 67,918	R$ (173,657)	R$ 39,102
Adjustments to reconcile profit (loss) before income taxes to cash from operations
Depreciation and amortization	277,458	194,885	127,455
Inventory allowances	40,671	26,778	7,453
(Reversal) provision for expected credit losses	(2,247)	26,610	34,684
Loss on sale/disposal of property and equipment and intangible	430	908	4,277
Fair value change in derivative financial instruments	(106,379)	37,291	(562)
Fair value adjustment in accounts payable to selling shareholders	568	87,820	20,330
Share of loss (profit) of equity-accounted investees	34,365	22,182	(409)
Share-based compensation plan	35,571	70,127	36,333
Accrued interest on loans and financing	247,834	57,245	19,862
Interest accretion on accounts payable to selling shareholders	184,218	121,611	68,379
Income from financial investments	(19,461)	(25,930)	(13,388)
Interest on lease liabilities	4,422	4,795	3,036
Provision (reversal) for legal proceedings	1,776	(149)	587
Provision (reversal) for payroll taxes (restricted stock units)	2,024	235	(2,997)
Foreign exchange effects, net	(45,289)	1,772	(188)
Changes in fair value of step acquisitions			307
Gain on changes of interest of investment	(17,712)	(14,022)
Other financial expense (income), net	(3,945)	(1,276)	(2,315)
Total adjustments to reconcile (loss) profit before income taxes to cash from operations	702,222	437,225	341,946
Changes in operating assets and liabilities
Trade receivables	(263,364)	(184,472)	(108,087)
Inventories	(122,609)	(62,212)	(18,161)
Recoverable taxes	(16,736)	(39,199)	3,152
Other assets	(28,601)	(62,802)	(14,087)
Trade payables	79,456	52,915	3,886
Labor and social obligations	6,062	(6,640)	7,239
Taxes and contributions payable	1,379	(2,590)	1,147
Advances from customers	(19,212)	11,665	(2,981)
Other liabilities	2,672	(5,724)	(1,420)
Cash from operations	341,269	138,166	212,634
Income taxes paid	(53,676)	(72,564)	(95,053)
Interest paid on lease liabilities	(3,991)	(3,294)	(2,100)
Interest paid on accounts payable to selling shareholders	(72,930)	(13,700)	(187)
Interest paid on loans and financing	(164,536)	(20,275)	(13,423)
Payments for contingent consideration	(70,687)	(3,837)	(9,520)
Payment for stock options - Greekie	(75,578)
Net cash flows (used in) generated from operating activities	(100,129)	24,496	92,351
Investing activities
Acquisition of property and equipment	(14,322)	(60,078)	(10,822)
Payment of investments and interests in other entities	(32)	(125,273)	(32,628)
Acquisition of subsidiaries, net of cash acquired		(795,905)	(204,286)
Payments of accounts payable to selling shareholders	(1,270)	(101,286)
Acquisition of intangible assets	(165,846)	(151,318)	(96,827)
Purchase of financial investments	(975,525)	(2,269,029)	(1,767,913)
Redemption of financial investments	1,537,243	1,963,256	1,603,896
Interest received from financial investments	49,153	40,641	33,904
Loans to related parties	(4,811)	5,000	(5,000)
Net cash flows (used in) generated from investing activities	424,590	(1,493,992)	(479,676)
Financing activities
Capital increase proceeds from public offering			591,898
Share issuance costs			(16,291)
Purchase of treasury shares	(53,139)	(200,751)
Payment of lease liabilities	(21,485)	(15,729)	(8,510)
Payment of accounts payable to selling shareholders	(309,682)	(193,954)	(1,733)
Cash received (payment) for financial derivatives	(2,474)	185,409
Loans and financing issued, net of costs	1,188,980	1,578,298	498,434
Loans and financing payments	(1,120,024)	(109,815)	(301,151)
Net cash flows (used in) generated from financing activities	(317,824)	1,243,458	762,647
Foreign exchange effects on cash and cash equivalents	(1,420)	12,771	188
Increase (decrease) in cash and cash equivalents	5,217	(213,267)	375,510
Cash and cash equivalents at the beginning of the year	211,143	424,410	48,900
Cash and cash equivalents at the end of the year	R$ 216,360	R$ 211,143	R$ 424,410